Matthews Emerging Markets ex China Active ETF	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 91.3%

	Shares	Value

INDIA: 19.5%
HDFC Bank, Ltd. ADR	2,421	$161,408
ICICI Bank, Ltd. ADR	5,797	125,099
Infosys, Ltd. ADR	6,715	117,110
Kotak Mahindra Bank, Ltd.	3,776	79,619
Dabur India, Ltd.	9,365	62,093
PI Industries, Ltd.	1,649	60,801
Restaurant Brands Asia, Ltd.[a]	50,113	54,941
UltraTech Cement, Ltd.	561	52,031
Divi’s Laboratories, Ltd.	1,098	37,721
Hindustan Unilever, Ltd.	848	26,419

Total India		777,242

MEXICO: 10.9%
Prologis Property Mexico SA de CV REIT	39,400	142,295
Grupo Financiero Banorte SAB de CV Class O	10,300	86,651
Grupo Aeroportuario del Sureste SAB de CV ADR	242	74,165
GCC SAB de CV	8,600	68,039
Becle SAB de CV	24,800	64,074

Total Mexico		435,224

TAIWAN: 9.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,130	384,173

Total Taiwan		384,173

BRAZIL: 9.3%
Vale SA ADR	5,136	81,046
Banco BTG Pactual SA	20,400	79,061
Vinci Partners Investments, Ltd. Class A	7,985	64,918
WEG SA	6,200	49,585
Hypera SA	5,000	37,178
Hapvida Participacoes e Investimentos SAa,b,c	57,800	29,868
Armac Locacao Logistica E Servicos SA	13,100	29,738

Total Brazil		371,394

VIETNAM: 6.6%
FPT Corp.	46,900	158,092
Military Commercial Joint Stock Bank[a]	73,000	56,774
HDBank[a]	60,100	49,302

Total Vietnam		264,168

UNITED STATES: 6.1%
Globant SAa	473	77,577
Applied Materials, Inc.	573	70,382
Excelerate Energy, Inc. Class A	2,536	56,147
Freeport-McMoRan, Inc.	920	37,637

Total United States		241,743

FRANCE: 3.2%
LVMH Moet Hennessy Louis Vuitton SE	70	64,218
TotalEnergies SE ADR	1,051	62,061

Total France		126,279

UNITED KINGDOM: 3.1%
Prudential PLC	9,050	123,312

Total United Kingdom		123,312

	Shares	Value

PHILIPPINES: 3.1%
Wilcon Depot, Inc.	125,600	$69,309
Ayala Corp.	4,370	52,249

Total Philippines		121,558

AUSTRALIA: 3.0%
Woodside Energy Group, Ltd.	5,399	120,557

Total Australia		120,557

SOUTH KOREA: 2.8%
LG Chem, Ltd.	141	77,115
Kia Corp.	551	34,283

Total South Korea		111,398

SINGAPORE: 2.7%
Capitaland Investment, Ltd.	24,900	68,920
TDCX, Inc. ADR[a]	4,085	36,356

Total Singapore		105,276

UNITED ARAB EMIRATES: 2.5%
Fertiglobe PLC	47,982	52,261
Americana Restaurants International PLC	45,912	47,631

Total United Arab Emirates		99,892

INDONESIA: 2.2%
PT Bank Rakyat Indonesia Persero Tbk	283,100	89,304

Total Indonesia		89,304

POLAND: 1.8%
Dino Polska SAa,b,c	808	73,353

Total Poland		73,353

ZAMBIA: 1.3%
First Quantum Minerals, Ltd.	2,300	52,803

Total Zambia		52,803

KAZAKHSTAN: 1.3%
Kaspi.KZ JSC GDRc	679	51,265

Total Kazakhstan		51,265

THAILAND: 1.2%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	56,300	48,570

Total Thailand		48,570

CHILE: 0.8%
Antofagasta PLC	1,629	31,844

Total Chile		31,844

TURKEY: 0.3%
BIM Birlesik Magazalar AS	1,520	11,775

Total Turkey		11,775

TOTAL COMMON EQUITIES		3,641,130

(Cost $3,640,507)

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets ex China Active ETF	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES: 6.1%

	Shares	Value

SOUTH KOREA: 6.1%
Samsung Electronics Co., Ltd., Pfd.	5,843	$241,915

Total South Korea		241,915

TOTAL PREFERRED EQUITIES		241,915

(Cost $252,349)

SHORT-TERM INVESTMENT: 1.8%

MONEY MARKET FUNDS: 1.8%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.64%[d]	70,843	70,843

(Cost $70,843)

TOTAL INVESTMENTS: 99.2%		3,953,888
(Cost $3,963,699)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%		33,242

NET ASSETS: 100.0%		$3,987,130

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $103,221, which is 2.59% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of March 31, 2023.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

2	MATTHEWS ASIA FUNDS